Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2022
Quarterly Data
Schedule of quarterly financial information
	2022				2021
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$11,329	11,992	14,611	16,499	$11,922	12,517	11,421	11,319
Total interest expense	663	644	818	1,198	815	842	861	687
Net interest income	10,666	11,348	13,793	15,301	11,107	11,675	10,560	10,632

Provision for loan losses	71	410	408	583	(455)	(226)	(182)	(300)
Other income	7,046	7,328	6,793	5,522	5,873	6,040	6,040	6,966
Other expense	13,341	14,243	13,455	14,991	12,268	12,132	12,568	14,159
Income before income taxes	4,300	4,023	6,723	5,249	5,167	5,809	4,214	3,739

Income tax expense	848	806	1,416	1,102	1,046	1,194	824	732
Net earnings	3,452	3,217	5,307	4,147	4,121	4,615	3,390	3,007

Basic net earnings per share	$0.63	0.59	0.96	0.76	$0.73	0.82	0.61	0.55
Diluted net earnings per share	$0.61	0.57	0.93	0.74	$0.71	0.80	0.59	0.53